Organization and Business Background (Details)	Mar. 31, 2023	Mar. 09, 2023
Creative Global Technology (BVI) [Member]
Organization and Business Background [Line Items]
Percentage of equity interest	100.00%
CGTHK [Member]
Organization and Business Background [Line Items]
Percentage of equity interest		100.00%